LEASE (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
SCHEDULE OF COMPONENTS OF OPERATING LEASE EXPENSE

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease expense:
Operating lease expense	$805,296	$771,787
Short-term lease expense	82,729	26,100
Total lease expense	$888,025	$797,887

The components of lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years ended December 31,
	2024	2023	2022
Lease expense
Operating lease expense	$1,547,705	$1,572,762	$1,924,933
Short-term lease expense	53,753	1,949	172,741
Total lease expense	$1,601,458	$1,574,711	$2,097,674

SCHEDULE OF COMPONENTS OF FINANCE LEASE EXPENSE

The components of finance lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Finance lease expense:
Amortization of right-of-use assets	$14,991	$15,048
Interest on lease liabilities	3,678	3,718
Total finance lease expense	$18,669	$18,766

The components of finance lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years ended December 31,
	2024	2023	2022
Finance lease expense:
Amortization of right-of-use assets	$30,298	$34,530	$15,482
Interest on lease liabilities	7,335	8,707	3,855
Total finance lease expense	$37,633	$43,237	$19,337

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

	Operating leases	Finance leases
	(Unaudited)	(Unaudited)
2025 (remaining of year)	$54,879	$-
2026	4,808,044	144,356
2027	5,156,275	-
2028	1,709,612	-
2029	1,682,172	-
Thereafter	20,186,064	-
Total future lease payments	33,597,046	144,356
Less: imputed interest	(10,304,660)	(6,504)
Present value of lease liabilities	$23,292,386	$137,852

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

	Operating leases	Finance leases
2025	$-	$-
2026	4,610,940	141,672
2027	4,952,697
2028	1,650,899
2029	1,650,899
Thereafter	19,810,789
Total future lease payments	32,676,224	141,672
Less: imputed interest	(10,730,001)	(10,038)
Present value of lease liabilities	$21,946,223	$131,635

SCHEDULE OF LEASE TERM AND DISCOUNT RATE

Lease term and discount rate:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years)
Operating leases	14.46	17.5
Finance lease	2.1	3.1

Weighted-average discount rate
Operating leases	5.74%	5.83%
Finance lease	5.48%	5.48%

Lease term and discount rate:

	For the Years ended December 31,
	2024	2023
Weighted-average remaining lease term (years)
Operating leases	17	18
Finance lease	2.6	3.6

Weighted-average discount rate
Operating leases	5.83%	5.83%
Finance lease	5.48%	5.48%

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

The supplemental balance sheet information related to leases for the period is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Operating Lease:
Right of use asset	$15,638,091	$15,207,546
Lease liabilities - current	54,879	-
Lease liabilities - non current	23,237,507	21,946,223
Total operating lease liabilities	$23,292,386	$21,946,223

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO FINANCE LEASES

The supplemental balance sheet information related to leases for the period is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Finance lease:
Right of use asset	$72,250	$85,801
Lease liabilities - non current	137,852	131,635
Total finance lease liabilities	$137,852	$131,635